MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Marketable Securities
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Accrued Interest	Fair value

Available-for-sale – matures within one year:
Corporate bonds	$7,164	$-	$126	$39	$7,077
Total	$7,164	$-	$126	$39	$7,077